John Hancock Bond Trust: John Hancock Government Income Fund dated 10/1/06, John Hancock High Yield Fund dated 10/1/06 and John Hancock Investment Grade Bond Fund dated 10/1/06	John Hancock Investment Trust II dated 3/1/07: John Hancock Financial Industries Fund, John Hancock Regional Bank Fund and John Hancock Small Cap Equity Fund
John Hancock California Tax-Free Income Fund: John Hancock California Tax-Free Income Fund dated 1/1/07	John Hancock Investment Trust III dated 3/1/07: John Hancock Greater China Opportunities Fund
John Hancock Capital Series dated 5/1/07: John Hancock Allocation Core Portfolio and John Hancock Allocation Growth + Value Portfolio	John Hancock Municipal Securities Trust dated 1/1/07: John Hancock High Yield Municipal Bond Fund and John Hancock Tax-Free Bond Fund

John Hancock Capital Series dated 5/1/07:

John Hancock Classic Value Fund, John Hancock Classic Value Fund II, John Hancock Core Equity Fund, John Hancock International Classic Value Fund, John Hancock Large Cap Select and John Hancock U. S. Global Leaders Growth Fund

John Hancock Tax-Exempt Series Fund dated 1/1/07: John Hancock Massachusetts Tax-Free Income Fund and John Hancock New York Tax-Free Income Fund
John Hancock Current Interest: John Hancock Money Market Fund dated 8/1/06 and John Hancock U. S. Government Cash Reserve dated 8/1/06	John Hancock Series Trust dated 3/1/07: John Hancock Mid Cap Equity Fund, John Hancock Multi Cap Growth Fund, John Hancock Real Estate Fund and John Hancock Technology Fund
John Hancock Equity Trust dated 3/1/07: John Hancock Small Cap Fund and John Hancock Technology Leaders Fund	John Hancock Sovereign Bond Fund dated 10/1/06: John Hancock Bond Fund
John Hancock Investment Trust dated 5/1/07: John Hancock Balanced Fund, John Hancock Large Cap Equity Fund, John Hancock Small Cap Intrinsic Value Fund and John Hancock Sovereign Investors Fund	John Hancock Strategic Series dated 10/1/06: John Hancock Strategic Income Fund
John Hancock Investment Trust: John Hancock Global Opportunities Fund dated 5/1/07 as revised 7/2/07	John Hancock World Fund dated 3/1/07: John Hancock Health Sciences Fund

Supplement to the Statements of Additional Information

On June 5, 2007, the Board of Trustees approved the election of Charles A. Rizzo as the Chief Financial Officer and John G. Vrysen as the Chief Operating Officer of the Funds.

Under the section, “THOSE RESPONSIBLE FOR MANAGEMENT” the section of the table under the heading “Principal Officers who are not Trustees,” the following information has been amended and restated:

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Name, Year of Birth, and Address (1)	Position(s) Held with Fund	Trustee/ Officer since	Principal Occupation(s) and other Directorships During Past 5 Years	Number of John Hancock Funds Overseen by Trustee
John G. Vrysen Born: 1955	Chief Operating Officer	2005

Senior Vice President, Manulife Financial Corporation (since 2006); Director, Executive Vice President and Chief Operating Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (June 2007-Present); Chief Operating Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (June 2007-Present); Director, Executive Vice President and Chief Financial Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (until June 2007); Executive Vice President and Chief Financial Officer, John Hancock Investment Management Services, LLC (since 2005); Vice President and Chief Financial Officer, MFC Global (U.S.) (since 2005); Director, John Hancock Signature Services, Inc. (since 2005); Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (2005-June 2007); Vice President and General Manager, Fixed Annuities, U.S. Wealth Management (until 2005); Vice President, Operations, Manulife Wood Logan (2000-2004).

				N/A
Charles A. Rizzo Born: 1959	Chief Financial Officer	2007

Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (June 2007-Present); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (registered investment companies) (2005-June 2007); Vice President, Goldman Sachs (2005-June 2007); Managing Director and Treasurer of Scudder Funds, Deutsche Asset Management (2003-2005); Director, Tax and Financial Reporting, Deutsche Asset Management (2002-2003); Vice President and Treasurer, Deutsche Global Fund Services (1999-2002).

				N/A
(1)	Business address for independent and non-independent Trustees and officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

July 11, 2007

MFSAIS2 7/07

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